SHAREHOLDER OWNERSHIP (Details) - USD ($)	Jul. 31, 2015	Jan. 31, 2015
Disclosure Text Block Supplement [Abstract]
Equity Method Investment, Quoted Market Value	$ 26,509,118	$ 38,074,016
Equity Method Investment, Ownership Percentage	42.17%	58.80%